Intangible Assets (Details) - Schedule of Intangible Assets - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Intangible assets [Line Items]
Cost at beginning balance	$ 7,150	$ 6,950
Accumulated amortization at beginning balance	7,117	5,269
Net book value of accumulated amortization	3,700	33
Additions related to asset acquisitions	3,801
Measurement period adjustment to business combination		200
Cost at ending balance	10,951	7,150
Amortization	134	1,848
Accumulated amortization at ending balance	7,251	7,117
Systems software [Member]
Schedule of Intangible assets [Line Items]
Cost at beginning balance	5,150	5,150
Accumulated amortization at beginning balance	5,117	5,008
Net book value of accumulated amortization	12	33
Additions related to asset acquisitions
Measurement period adjustment to business combination
Cost at ending balance	5,150	5,150
Amortization	21	109
Accumulated amortization at ending balance	5,138	5,117
Access rights to electricity [Member]
Schedule of Intangible assets [Line Items]
Cost at beginning balance
Accumulated amortization at beginning balance
Net book value of accumulated amortization	3,688
Additions related to asset acquisitions	3,801
Measurement period adjustment to business combination
Cost at ending balance	3,801
Amortization	113
Accumulated amortization at ending balance	113
Favorable lease [Member]
Schedule of Intangible assets [Line Items]
Cost at beginning balance	2,000	1,800
Accumulated amortization at beginning balance	2,000	261
Net book value of accumulated amortization
Additions related to asset acquisitions
Measurement period adjustment to business combination		200
Cost at ending balance	2,000	2,000
Amortization		1,739
Accumulated amortization at ending balance	$ 2,000	$ 2,000